SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION

For the
Allspring Core Plus Bond Fund
Allspring Core Plus ETF
Allspring Income Plus ETF
Allspring Income Plus Fund
Allspring Short-Term Bond Plus Fund

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

For the
Allspring Managed Account CoreBuilder Shares - Series CP
Allspring Managed Account CoreBuilder Shares - Series SP
(each a “Fund”, together the “Funds”)

At a meeting held August 19-20, 2025, the Boards of Trustees of Allspring Funds Trust and Allspring Exchange-Traded Funds Trust approved, respectively, the addition of Allspring Global Investments (UK) Limited as a sub-adviser to the Funds. The following changes are effective on or about November 3, 2025.

I. Prospectus: Effective on or about November 3, 2025, Sarah Harrison will become a portfolio manager to each Fund. Accordingly, for each Fund, the table in the section entitled “Fund Summary – Fund Management” is amended to include the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Sarah Harrison, Portfolio Manager / 2025

In the section entitled “Management of the Fund – The Sub-Adviser and Portfolio Managers” the following is added:

Allspring Global Investments (UK) Limited (“Allspring (UK)”), is a registered investment adviser located at 30 Cannon Street, Third Floor, London, EC4M 6XH. Allspring (UK), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, provides investment advisory services to banking or thrift institutions, investment companies, pension and profit sharing plans, corporations, and state or municipal government entities.

Sarah Harrison

Ms. Harrison joined Allspring (UK) or one of its predecessors firms in 2022, where she currently serves as a portfolio manager within the Plus Fixed Income team. Prior to joining Allspring (UK), Ms. Harrision was a credit portfolio manager at Morgan Stanley, serving as the lead on European high yield strategies and as a co-portfolio manager on global high yield strategies.

II. Statement of Additional Information Effective November 3, 2025, in the section entitled “Manager and Other Service Providers - Portfolio Managers” the following Other Managed Accounts table is added for each Fund and the Beneficial Ownership table is amended:

Sarah Harrison[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0

Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Sarah Harrison became a portfolio manager of the Fund on November 3, 2025. The information presented in this table is as of August 31, 2024, at which time Ms. Harrison was not a portfolio manager of the Fund.

With respect to each Fund, the Beneficial Ownership Table is amended to reflect that as of July 31, 2025, Sarah Harrison did not have holdings in the Fund.

September 22, 2025	SUP0059 09-25